UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06199

The Nottingham Investment Trust II

(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Address of principal executive offices)       (Zip code)

A. Vason Hamrick

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Name and address of agent for service)

with a copy to:

John H. Lively

Husch Blackwell Sanders LLP

4801 Main Street, Suite 1000

Kansas City, Missouri 64112

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: March 31

Date of reporting period: June 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of June 30, 2008
		Shares or Principal	Market Value (Note 1)		Principal	Market Value (Note 1)

INVESTMENT COMPANY - 2.34%				Series 1997-20A
§	Dreyfus Treasury Cash Management, 1.64%			7.150%, 01/01/17	$ 87,180	$ 90,198
	(Cost $654,145)	654,145	$ 654,145	Series 1998-20B
				6.150%, 02/01/18	221,145	226,119
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 61.50%				Series 2000-20K
				7.220%, 11/01/20	415,995	437,508
*	A.I.D. - Equador			Series 2001-20A
	7.050%, 05/01/15	34,146	37,996	6.290%, 01/01/21	319,749	329,909
	Federal Agricultural Mortgage Corporation			Series 2001-20K
	Series AM-1003			5.340%, 11/01/21	526,970	532,388
	6.757%, 04/25/13	297,689	310,740	Series 2002-10A
	Federal Home Loan Mortgage Corporation			5.350%, 01/01/12	271,509	274,275
	Federal Home Loan Bank			Series 2002-10B
	4.875%, 05/17/17	275,000	280,106	5.300%, 03/01/12	350,959	354,492
	Federal National Mortgage Association			Series 2002-10F
	FNMA Pass-Thru Mortgage Pool 745418			3.940%, 11/01/12	164,801	163,509
	5.500%, 04/01/36	5,421	5,360	Series 2002-20J
	Government National Mortgage Association			4.750%, 10/01/22	567,467	552,456
	GNMA Pass-Thru Mortgage Single Family Pool 3665			Series 2002-20K
	5.500%, 01/20/35	550,615	547,764	5.080%, 11/01/22	413,388	409,878
	GNMA Pass-Thru Mortgage Single Family Pool 3689			Series 2003-10B
	4.500%, 03/20/35	567,893	527,826	3.390%, 03/01/13	324,833	318,057
	GNMA Pass-Thru Mortgage Single Family Pool 3785			Series 2003-10C
	5.000%, 11/20/35	601,656	582,173	3.530%, 05/01/13	270,880	263,842
	GNMA Pass-Thru Mortgage Single Family Pool 3840			Series 2003-20C
	5.000%, 04/20/36	551,826	533,653	4.500%, 03/01/23	815,073	788,757
	REMIC Trust 2002-35			Series 2003-20D
	5.883%, 10/16/23	113,785	115,304	4.760%, 04/01/23	417,767	409,385
	REMIC Trust 2002-83			Series 2003-20E
	3.313%, 04/16/17	69,701	70,027	4.640%, 05/01/23	431,185	418,653
	REMIC Trust 2003-16			Series 2003-20I
	3.130%, 04/16/16	311,986	312,922	5.130%, 09/01/23	516,429	514,332
	REMIC Trust 2003-59			Series 2004-20L
	2.274%, 07/16/18	313,394	311,651	4.870%, 12/01/24	516,237	504,220
	REMIC Trust 2003-72			Series 2005-20B
	4.356%, 02/16/30	538,657	535,304	4.625%, 02/01/25	621,647	596,584
	REMIC Trust 2004-23			Series 2005-20L
	3.629%, 09/16/27	421,967	408,372	5.390%, 12/01/25	656,551	660,837
	REMIC Trust 2004-6A			Series 2006-20E
	3.261%,12/16/21	176,067	174,194	5.870%, 05/01/26	796,497	818,206
	Small Business Administration			Series 2006-20K
	Series 1992-20H			5.360%, 11/01/26	580,227	580,044
	7.400%, 08/01/12	87,700	89,288	(Continued)
	Series 1995-20L
	6.450%, 12/01/15	72,873	74,098

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of June 30, 2008
		Principal	Market Value (Note 1)		Principal	Market Value (Note 1)

U.S. GOVERNMENT & AGENCY OBLIGATIONS - (Continued)				CORPORATE ASSET BACKED SECURITIES - (Continued)

	U.S. Guaranty Bonds			PECO Energy Bonds Series 2000-A A3
	Alter Barge Line Title XI			7.625%, 03/01/10	$235,944	$ 241,921
	6.000%, 03/01/26	$192,557	$ 211,335	PP&L Transition Bonds Series 1999-1 A8
	Petrodrill Four Ltd. Amethyst Title XI			7.150%, 06/25/09	154,963	157,139
	4.390%, 04/15/16	533,344	546,577
	Matson Navigation Company, Inc.			Total Corporate Asset Backed Securities
	5.337%, 09/04/28	533,000	565,028	(Cost $2,378,647)		2,220,910
	Perforadora Cent SA de CV Shipping
	5.240%, 12/15/18	315,049	336,387	CORPORATE SECURED OBLIGATIONS - 15.84%
	Reinauer Maritime Company LLC
	5.875%, 11/30/26	611,000	676,316	American Airlines, Inc. Series 2001-1
	Rowan Companies, Inc.			6.977%, 05/23/21	446,843	355,240
	2.800%, 10/20/13	392,853	383,118	Burlington Northern and Santa Fe Railway Co.
	Sterling Equipment, Inc.			6.230%, 07/02/18	681,550	730,692
	6.125%, 09/28/19	248,661	272,982	Commonwealth Edison Company
				5.900%, 03/15/36	350,000	315,996
	Total U.S. Government & Agency Obligations			Continental Airlines Inc.
	(Cost $17,178,607)		17,152,170	7.707%, 04/02/21	589,437	559,965
				CSX Corporation
U.S. GOVERNMENT INSURED OBLIGATIONS - 0.39%				6.550%, 06/15/13	300,000	317,231
				CVS Lease Pass-Thru
	Federal Housing Authority Project Loan			6.036%, 12/10/28	869,350	807,217
*	Downtowner Apartments			FedEx Corporation
	8.375%, 11/01/11	58,226	57,388	7.650%, 01/15/22	114,944	132,637
*	Reilly #046			Nevada Power Company
	6.513%, 06/01/14	15,367	15,112	5.875%, 01/15/15	375,000	374,327
*	USGI #87			Union Pacific ETC Corporation
	7.430%, 08/01/23	35,427	35,580	4.698%, 01/02/24	753,761	726,571
				Union Pacific Railroad Company
	Total U.S. Government Insured Obligations			6.630%, 01/27/22	91,587	97,802
	(Cost $109,573)		108,080
				Total Corporate Secured Obligations
CORPORATE ASSET BACKED SECURITIES - 7.96%				(Cost $4,601,815)		4,417,678

	Citigroup Commercial Mortgage Trust			CORPORATE UNSECURED OBLIGATIONS - 11.61%
	5.889%, 06/10/17	350,000	332,592
	Citigroup/Deutsche Bank CMT 2006-CD3			Ford Motor Credit Company
	5.688%, 10/15/48	655,000	537,305	7.375%, 02/01/11	375,000	304,319
	Consumer Funding 2001-1 A4			FPL Group Capital, Inc.
	4.980%, 04/20/12	191,877	194,205	6.350%,10/01/66	450,000	392,729
	JP Morgan Chase CMS Corp 2006-CB17 A3			GATX Financial Corporation
	5.450%, 12/12/43	605,000	592,953	6.273%, 06/15/11	700,000	710,201
	Massachusetts RRB Trust 1999-1 A5
	7.030%, 03/15/12	159,651	164,795
						(Continued)

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of June 30, 2008
	Principal	Market Value (Note 1)

CORPORATE UNSECURED OBLIGATIONS - (Continued)			Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

This Schedule of Investments includes securities valued at $146,076 (0.52% of net assets) whose values have been estimated using a method approved by the Trust's Board of Trustees. Such securities are valued by using a matrix system, which is based upon the factors described above and particularly the spread between yields on the securities being valued and yields on U.S. Treasury securities with similar remaining years to maturity. Those estimated values may differ from the values that would have resulted from actual purchase and sale transactions.

Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands required note disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

General Motors Acceptance Corp.
6.875%, 08/28/12	$375,000	$ 256,791
Provident Companies Inc.
7.000%, 07/15/18	375,000	367,653
Pulte Homes Inc
5.250%, 01/15/14	325,000	271,375
USB Capital IX
6.189%, 12/29/49	650,000	494,000
Wachovia Capital Trust III
5.800%, 03/15/42	650,000	442,000

Total Corporate Unsecured Obligations
(Cost $3,840,323)		3,239,068

Total Investments (Cost $28,763,110) - 99.64%		$27,792,051
Other Assets Less Liabilities - 0.36%		99,086

Net Assets - 100.00%		$27,891,137

*	Securities valued using Matrix System. (note 1)
§	Represents 7 day effective yield at June 30, 2008.

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation		$ 184,436
Aggregate gross unrealized depreciation		(1,155,495)

Net unrealized depreciation		$ (971,059)

Summary of Investments by Category
	% of Net Assets	Market Value
Category
Corporate Asset Backed Securities	7.96%	$ 2,220,910
Corporate Secured Obligations	15.84%	4,417,678
Corporate Unsecured Obligations	11.61%	3,239,068
Investment Company	2.34%	654,145
U.S. Government &
Agency Obligations	61.50%	17,152,170
U.S. Government

Insured Obligations	0.39%	108,080
Total	99.64%	$27,792,051	(Continued)

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of June 30, 2008

Note 1 - Investment Valuation - (Continued)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs
Level 3: significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008, in valuing the Fund's assets:

Valuation Inputs	Investments In Securities
Level 1	$27,645,975
Level 2	146,076
Level 3	0
Total	$27,792,051

The Brown Capital Management Equity Fund

Schedule of Investments
(Unaudited)

As of June 30, 2008
		Shares	Market Value (Note 1)			Shares	Market Value (Note 1)

COMMON STOCKS - 99.46%				Insurance - 0.64%
					American International Group, Inc.	2,080	$ 55,037
Capital Goods - 11.16%
	Fluor Corporation	800	$ 148,864	Materials - 0.72%
	General Electric Company	15,430	411,827		Allegheny Technologies, Inc.	1,050	62,244
	Joy Global Inc.	1,150	87,204
	The Boeing Company	2,050	134,726	Pharmaceuticals, Biotechnology & Life Sciences - 6.91%
	United Technologies Corporation	2,875	177,387		Abbott Laboratories	3,120	165,267
			960,008	*	Celgene Corporation	3,310	211,410
Consumer Durables & Apparel - 2.25%				*	Genentech, Inc.	1,380	104,742
*	Coach, Inc.	6,705	193,640	*	Gilead Sciences, Inc.	2,140	113,313
							594,732
Diversified Financials - 13.34%				Retailing - 9.02%
	Citigroup Inc.	10,420	174,639	*	Dick's Sporting Goods, Inc.	6,985	123,914
	JPMorgan Chase & Co.	5,780	198,312		Nordstrom, Inc.	4,110	124,533
	Morgan Stanley	3,125	112,719		Staples, Inc.	8,130	193,088
	T. Rowe Price Group Inc.	5,855	330,632	*	Starbucks Corporation	5,010	78,857
	The Goldman Sachs Group, Inc.	1,895	331,436		Target Corporation	3,285	152,720
			1,147,738	*	Tractor Supply Company	3,535	102,656
Energy - 8.34%							775,768
	CONSOL Energy Inc.	2,050	230,358	Semiconductors & Semiconductor Equipment - 2.24%
	Peabody Energy Corporation	1,600	140,880		Intel Corporation	8,980	192,890
	Schlumberger Limited	2,375	255,146
*	Transocean Inc.	599	91,282	Software & Services - 11.54%
			717,666	*	Adobe Systems Inc.	2,950	116,201
Food & Staples Retailing - 1.89%				*	Cognizant Technology
	Walgreen Co.	1,800	58,518		Solutions Corporation - Cl. A	3,400	110,534
	Whole Foods Market, Inc.	4,380	103,762	*	Google Inc. - Cl. A	605	318,484
			162,280		Microsoft Corporation	3,395	93,396
Food, Beverage & Tobacco - 7.02%				*	Oracle Corporation	11,795	247,695
μ	Diageo PLC	1,185	87,536		The Western Union Company	4,320	106,790
*	Hansen Natural Corporation	3,150	90,783				993,100
	Philip Morris International, Inc.	4,430	218,798	Technology Hardware & Equipment - 14.39%
	The Coca-Cola Company	3,980	206,880	*	Apple Inc.	1,135	190,044
			603,997	*	Cisco Systems, Inc.	11,100	258,186
Health Care Equipment & Services - 6.02%					Corning Incorporated	9,770	225,199
Medtronic, Inc.		4,810	248,918	*	EMC Corporation	10,005	146,973
*	St. Jude Medical, Inc.	2,070	84,622		Hewlett-Packard Company	5,405	238,955
*	Waters Corporation	2,865	184,792		International Business
			518,332		Machines Corporation	1,505	178,388
							1,237,745
							(Continued)

The Brown Capital Management Equity Fund

Schedule of Investments
(Unaudited)

As of June 30, 2008
		Shares	Market Value (Note 1)

COMMON STOCKS - (Continued)				Summary of Investments by Industry
					% of Net Assets	Market Value
Transportation - 3.98%				Industry
	Expeditors International of			Capital Goods	11.16%	$ 960,008
	Washington, Inc.	1,065	$ 45,795	Consumer Durables & Apparel	2.25%	193,640
	J.B. Hunt Transport			Diversified Financials	13.34%	1,147,738
	Services, Inc.	3,980	132,454	Energy	8.34%	717,666
	Norfolk Southern Corporation	2,615	163,882	Food & Staples Retailing	1.89%	162,280
			342,131	Food, Beverage & Tobacco	7.02%	603,997
				Health Care Equipment & Services	6.02%	518,332
Total Common Stocks (Cost $8,541,707)			8,557,308	Insurance	0.64%	55,037
				Investment Company	0.46%	40,050
INVESTMENT COMPANY - 0.46%				Materials	0.72%	62,244
§	Dreyfus Cash Management, 2.66%			Pharmaceuticals, Biotechnology
	(Cost $40,050)	40,050	40,050	& Life Sciences	6.91%	594,732
				Retailing	9.02%	775,768
Total Investments (Cost $8,581,757) - 99.92%			$ 8,597,358	Semiconductors &
Other Assets Less Liabilities - 0.08%			6,454	Semiconductor Equipment	2.24%	192,890
				Software & Services	11.54%	993,100
Net Assets - 100.00%			$ 8,603,812	Technology Hardware & Equipment	14.39%	1,237,745
				Transportation	3.98%	342,131
*	Non-income producing investment.			Total	99.92%	$ 8,597,358
μ	American Depositary Receipt.
§	Represents 7 day effective yield at June 30, 2008.

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

The following acronym is used in this portfolio:				Aggregate gross unrealized appreciation		$ 1,176,059
				Aggregate gross unrealized depreciation		(1,160,458)
PLC - Public Limited Company (British)
				Net unrealized appreciation		$ 15,601
				(Continued)

The Brown Capital Management Equity Fund

Schedule of Investments
(Unaudited)

As of June 30, 2008

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs
Level 3: significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008, in valuing the Fund's assets:

  Valuation Inputs                 Investments In Securities

          Level 1                                       $8,597,358

          Level 2                                                0

          Level 3                                                0

          Total                                           $8,597,358

Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands required note disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

The Brown Capital Management Balanced Fund

Schedule of Investments
(Unaudited)

As of June 30, 2008
		Shares	Market Value (Note 1)			Shares	Market Value (Note 1)

COMMON STOCKS - 72.60%				Materials - 0.51%
					Allegheny Technologies, Inc.	1,060	$ 62,837
Capital Goods - 8.33%
	Fluor Corporation	770	$ 143,282	Pharmaceuticals, Biotechnology & Life Sciences - 5.04%
	General Electric Company	17,570	468,943		Abbott Laboratories	3,765	199,432
	Joy Global Inc.	1,205	91,375	*	Celgene Corporation	3,455	220,671
	The Boeing Company	2,125	139,655	*	Genentech, Inc.	1,160	88,044
	United Technologies Corporation	3,035	187,259	*	Gilead Sciences, Inc.	2,175	115,166
			1,030,514				623,313
Consumer Durables & Apparel - 1.51%				Retailing - 5.60%
*	Coach, Inc.	6,470	186,854	*	Dick's Sporting Goods, Inc.	5,415	96,062
					Nordstrom, Inc.	4,065	123,170
Consumer Services - 0.68%					Staples, Inc.	8,615	204,606
*	Starbucks Corporation	5,370	84,524		Target Corporation	3,390	157,601
				*	Tractor Supply Company	3,830	111,223
Diversified Financials - 9.13%							692,662
	Citigroup Inc.	8,735	146,399	Semiconductors & Semiconductor Equipment - 1.51%
	J.P. Morgan Chase & Co.	5,305	182,015		Intel Corporation	8,685	186,554
	Morgan Stanley	3,045	109,833
	T. Rowe Price Group Inc.	6,470	365,361	Software & Services - 8.34%
	The Goldman Sachs Group, Inc	1,870	327,063	*	Adobe Systems Incorporated	2,895	114,034
			1,130,671	*	Cognizant Technologies Solutions
Energy - 5.65%					Corporation - Cl. A	3,765	122,400
	CONSOL Energy Inc.	2,125	238,786	*	Google Inc. - Cl. A	590	310,588
	Peabody Energy Corporation	1,445	127,232		Microsoft Corporation	3,645	100,274
	Schlumberger Limited	2,240	240,643	*	Oracle Corporation	12,645	265,545
*	Transocean Inc.	609	92,806		The Western Union Company	4,825	119,274
			699,467				1,032,115
Food & Staples Retailing - 1.36%				Technology Hardware & Equipment - 11.89%
	Walgreen Co.	2,220	72,172	*	Apple Inc.	2,320	388,461
	Whole Foods Market, Inc.	4,055	96,063	*	Cisco Systems, Inc.	11,425	265,746
			168,235		Corning Inc.	10,080	232,344
Food, Beverage & Tobacco - 5.20%				*	EMC Corporation	10,280	151,013
µ	Diageo PLC	1,160	85,689		Hewlett-Packard Company	5,505	243,376
*	Hansen Natural Corporation	4,470	128,825		International Business Machines
	Philip Morris International, Inc.	4,635	228,923		Corporation	1,605	190,241
	The Coca-Cola Company	3,860	200,643				1,471,181
			644,080	Transportation - 2.73%
Health Care Equipment & Services - 4.36%					Expeditors International of
Medtronic, Inc.		5,070	262,372		Washington, Inc.	1,045	44,935
*	St. Jude Medical, Inc.	2,105	86,052		J.B. Hunt Transport Services, Inc.	3,665	121,971
*	Waters Corporation	2,960	190,920		Norfolk Southern Corporation	2,720	170,462
			539,344				337,368
Insurance - 0.76%
American International Group Inc.		3,570	94,462	Total Common Stocks (Cost $9,041,279)			8,984,181
							(Continued)

The Brown Capital Management Balanced Fund

Schedule of Investments
(Unaudited)

As of June 30, 2008
	Shares / Principal	Market Value (Note 1)

INVESTMENT COMPANY - 4.24%			Summary of Investments by Industry
§	Dreyfus Cash Management, 2.66%			% of Net Assets	Market
(Cost $524,596)	524,596	$ 524,596	Industry		Value
			Capital Goods	8.33%	$1,030,514
U.S. GOVERNMENT OBLIGATIONS - 14.09%			Consumer Durables & Apparel	1.51%	186,854
			Consumer Services	0.68%	84,524
U.S. Treasury Notes			Corporate Obligations	8.71%	1,077,162
4.500%, 02/28/2011	660,000	688,050	Diversified Financials	9.13%	1,130,671
4.500%, 02/15/2016	660,000	694,289	Energy	5.65%	699,467
3.500%, 02/15/2018	200,000	192,516	Food & Staples Retailing	1.36%	168,235
4.500%, 02/15/2036	170,000	168,791	Food, Beverage & Tobacco	5.20%	644,080
			Health Care Equipment & Services	4.36%	539,344
Total U.S. Government Obligations			Insurance	0.76%	94,462
(Cost $1,660,923)		1,743,646	Investment Company	4.24%	524,596
			Materials	0.51%	62,837
CORPORATE OBLIGATIONS - 8.71%			Pharmaceuticals & Biotechnology	5.04%	623,313
			Retailing	5.60%	692,662
Coca-Cola Company			Semiconductors & Semiconductor
5.750%, 03/15/2011	200,000	209,679	Equipment	1.51%	186,554
Dow Chemical Capital Debenture			Software & Services	8.34%	1,032,115
9.200%, 06/01/2010	15,000	16,220	Technology Hardware & Equipment	11.89%	1,471,181
Dow Chemical			Transportation	2.73%	337,368
7.375%, 11/01/2029	170,000	180,303	U.S. Government Obligations	14.09%	1,743,646
General Electric Capital Corporation				99.64%	$12,329,585
5.250%, 10/19/2012	350,000	353,411
NSTAR Electric Company

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

7.800%, 05/15/2010	60,000	64,091
Sears Roebuck Acceptance
7.000%, 02/01/2011	170,000	164,072
Wal-Mart Stores			Aggregate gross unrealized appreciation		$1,251,436
8.070%, 12/21/2012	79,944	89,386	Aggregate gross unrealized depreciation		(1,218,773)

Total Corporate Obligations			Net unrealized appreciation		$ 32,663
	(Cost $1,070,124)	1,077,162	(Continued)

Total Investments (Cost $12,296,922) - 99.64%		$ 12,329,585
Other Assets Less Liabilities - 0.36%		44,881

Net Assets - 100.00%		$ 12,374,466

*		Non-income producing investment.
μ		American Depositary Receipt.
§		Represents 7 day effective yield at June 30, 2008.

The following acronym is used in this portfolio:
PLC - Public Limited Company (British)

The Brown Capital Management Balanced Fund

Schedule of Investments
(Unaudited)

As of June 30, 2008

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands required note disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs
Level 3: significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008, in valuing the Fund's assets:

             Valuation Inputs                       Investments In Securities

                   Level 1                                              12,240,199

                   Level 2                                                 89,386

                   Level 3                                                     0

                    Total                                               $12,329,585

The Brown Capital Management Small Company Fund

Schedule of Investments
(Unaudited)

As of June 30, 2008
		Shares	Market Value (Note 1)			Shares	Market Value (Note 1)

COMMON STOCKS - 95.51%				Medical/Health Care - 23.27%
				*	Abaxis, Inc.	471,000	$ 11,365,230
Business Services - 19.15%				*	Affymetrix, Inc.	251,860	2,591,639
*	ACI Worldwide, Inc.	210,000	$ 3,693,900	*	Bruker Corporation	568,600	7,306,510
	Balchem Corporation	295,302	6,830,335	*	Gen-Probe, Inc.	130,785	6,209,672
*	Concur Technologies Inc.	406,915	13,521,785	*	Immucor, Inc.	259,800	6,723,624
*	Diodes, Inc.	247,100	6,829,844	*	Kendle International, Inc.	178,000	6,466,740
	Dynamic Materials Corporation	89,500	2,949,025	*	Kensey Nash Corporation	295,500	9,470,775
*	Macrovision Corporation	436,445	6,529,217		Meridian Bioscience, Inc.	270,350	7,277,822
*	Nuance Communications, Inc.	308,524	4,834,571	*	Palomar Medical
*	PROS Holdings, Inc.	284,699	3,197,170		Technologies, Inc.	242,000	2,415,160
*	SPSS Inc.	307,790	11,194,322	*	Techne Corporation	162,600	12,583,614
			59,580,169				72,410,786
Consumer Related - 12.16%				Pharmaceuticals - 5.60%
*	Dolby Laboratories Inc. - Cl. A	304,400	12,267,320	*	Albany Molecular
*	DTS Inc.	451,075	14,127,669		Research, Inc.	260,755	3,460,219
*	Green Mountain Coffee			*	Human Genome Sciences, Inc.	303,495	1,581,209
	Roasters, Inc.	223,011	8,378,523	*	Incyte Corporation Ltd.	431,570	3,284,248
*	Panera Bread Company - Cl. A	12,900	596,754		Medicis Pharmaceuticals
*	The Cheesecake Factory				Corporation - Cl. A	171,700	3,567,926
	Incorporated	155,725	2,477,585	*	Neogen Corporation	186,055	4,258,799
			37,847,851	*	Pharmacopeia, Inc.	326,676	1,251,169
Industrial Products & Systems - 22.81%							17,403,570
*	ANSYS, Inc.	293,685	13,838,437
	CARBO Ceramics Inc.	236,475	13,798,316	Total Common Stocks (Cost $214,306,365)			297,153,378
	Cognex Corporation	200,355	4,618,183
*	Dionex Corporation	108,640	7,210,437	INVESTMENT COMPANIES - 4.82%
*	FEI Company	388,450	8,848,891	§	Dreyfus Cash
*	FLIR Systems, Inc.	373,583	15,156,262		Management, 2.66%	14,260,623	14,260,623
*	Measurement Specialties, Inc.	346,900	6,101,971	§	Fidelity Institutional
*	Symyx Technologies, Inc.	199,072	1,389,523		Money Market Fund, 2.61%	739,629	739,629
			70,962,020
Information/Knowledge Management - 12.52%				Total Investment Companies
*	Accelrys, Inc.	245,978	1,188,074		(Cost $15,000,252)		15,000,252
	American Software, Inc.	464,988	2,622,532
	Blackbaud, Inc.	378,279	8,095,171	Total Investments
*	Manhattan Associates, Inc.	310,900	7,377,657		(Cost $229,306,617) - 100.33%		$ 312,153,630
*	NetScout Systems, Inc.	505,580	5,399,594	Liabilities In Excess Of Other Assets - (0.33)%			(1,016,263)
	Quality Systems, Inc.	280,000	8,198,400
*	Tyler Technologies, Inc.	447,130	6,067,554	Net Assets - 100.00%			$ 311,137,367
			38,948,982
				*	Non-income producing investment.
				§	Represents 7 day effective yield at June 30, 2008.
						(Continued)

The Brown Capital Management Small Company Fund

Schedule of Investments
(Unaudited)

As of June 30, 2008

Summary of Investments by Sector

Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands required note disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs
Level 3: significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008, in valuing the Fund's assets:

	% of Net Assets	Market Value
Sector
Business Services	19.15%	$ 59,580,169
Consumer Related	12.16%	37,847,851
Industrial Products & Systems	22.81%	70,962,020
Information/Knowledge
Management	12.52%	38,948,982
Investment Company	4.82%	15,000,252
Medical/Health Care	23.27%	72,410,786
Pharmaceuticals	5.60%	17,403,570
	100.33%	$ 312,153,630

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation		$ 103,967,016
Aggregate gross unrealized depreciation		(21,120,003)

Net unrealized appreciation		$ 82,847,013	Valuation Inputs	Investments In Securities
			Level 1	$312,153,630
Note 1 - Investment Valuation			Level 2	0

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations  where  (i)  a  portfolio  security  is  so  thinly  traded  that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

			Level 3	0
			Total	$312,153,630

The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of June 30, 2008
		Shares	Market Value(Note 1)			Shares	Market Value (Note 1)

COMMON STOCKS - 99.36%				Irish Equities - 4.23%
					DCC PLC	11,380	$ 283,980
Austrian Equity - 2.10%					IAWS Group PLC	10,005	250,456
	Raiffeisen International Bank						534,436
	Holding AG	2,080	$ 265,813	Israeli Equities - 1.94%
				µ	Teva Pharmaceutical Industries Ltd.	5,365	245,717
Belgium Equities - 1.72%
*	RHJ International	17,290	217,772	Italian Equities - 4.05%
					Azimut Holding SpA	14,020	123,499
Bermuda Equities - 8.90%					Todd Shipyards Corporation	2,080	114,257
	Aircastle Ltd.	15,670	131,785		UniCredit SpA	44,790	274,137
	Invesco Ltd.	10,935	262,221				511,893
	Lancashire Holdings Ltd	52,690	320,122	Japanese Equities - 14.96%
	Tyco International Ltd.	7,090	283,884	*	Asatsu-DK, Inc.	9,020	249,730
	Willis Group Holdings Ltd.	4,015	125,951		D & M Holdings, Inc.	75,610	359,573
			1,123,963		Daito Trust Construction Co., Ltd.	5,460	264,799
Canadian Equity - 3.17%					Japan Tobacco, Inc.	86	366,871
	Canadian Natural Resources Ltd.	4,055	401,006		Meitec Corporation	6,620	187,647
					Nissin Healthcare Food
Egypt Equity - 2.59%					Service Co., Ltd.	13,210	145,548
Ω	Orascom Telecom Holding SAE	5,090	325,760		Yamaha Motor Co., Ltd.	16,890	316,041
							1,890,209
Finland Equity - 2.11%				Mexican Equities - 5.97%
µ	Nokia OYJ	10,865	266,193	µ	Fomento Economico
					Mexicano, SAB de CV	6,145	279,659
French Equities - 6.81%				µ	Grupo Casa Saba SAB de CV	7,310	167,748
*µ	Flamel Technologies SA	15,290	153,053		Wal-Mart de Mexico SAB de CV	77,230	307,377
	L'Oreal SA	1,240	134,901				754,784
	Neopost SA	2,920	308,982	Netherland Equity - 2.12%
	Sanofi-Aventis SA	3,940	263,200		Koninklijke Philips Electronics NV	7,866	267,624
			860,136
German Equities - 5.61%				Singapore Equities - 5.12%
*	10tacle Studio AG	32,720	66,454		Singapore Petroleum Co., Ltd.	68,660	333,056
*	Bayerische Motoren Werke AG	5,040	242,414		UOB-Kay Hian Holdings Ltd.	237,360	314,014
	Deutsche Telekom AG	12,370	202,934				647,070
	Rhoen Klinikum AG	6,220	197,521	South Korean Equities - 5.13%
			709,323	*µ	Gmarket Inc.	11,090	227,345
Hong Kong Equities - 5.15%				µ	Kookmin Bank	4,230	247,497
	Esprit Holdings Ltd.	36,000	373,976	µ	SK Telecom Co., Ltd.	8,370	173,845
	Vitasoy International Holdings Ltd.	584,215	277,224				648,687
			651,200
Indian Equity - 1.29%
Ω	LIC Housing Finance	13,140	162,261

							(Continued)

The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of June 30, 2008
		Shares	Market Value (Note 1)

COMMON STOCKS - (Continued)				The following acronyms and abbreviations are used in this portfolio:

Swiss Equities - 4.58%				AG - Aktiengesellschaft (Austrian, German, & Switzerland)
µ	Credit Suisse Group AG	9,695	$ 287,877	NV - Naamloze Vennootschap (Dutch)
	Nobel Biocare Holding AG	5,095	166,359	OYJ - Julkinen Osakeyhtiö (Finland)
	Swatch Group AG	500	124,914	PLC - Public Limited Company (Ireland & United Kingdom)
			579,150	SA - Societe Anonyme (French)
United Kingdom Equities - 11.81%				SAB de CV - Convertible Securities (Mexican)
	British Sky Broadcasting			SAE - Societe Anonyme Egyptienne (Egyptian)
	Group PLC	19,250	180,992	SpA - Societa Per Azioni (Italian)
*	E-TRACS UBS Bloomberg CMCI
	Industial Metals ETN	11,346	123,289	Summary of Investments by Industry
	Man Group PLC	19,066	236,991		% of Net Assets	Market Value
*	McIntyre Global Equity Fund	21,485	395,453	Industry
	Reed Elsevier PLC	27,738	318,262	Automobiles & Components	7.26%	$ 918,029
	Vitec Group PLC	26,395	237,393	Banks	7.51%	949,708
			1,492,380	Capital Goods	10.91%	1,379,038
				Commercial Services & Supplies	1.48%	187,647
Total Common Stocks (Cost $12,212,631)			12,555,377	Consumer Durables & Apparel	4.01%	506,795
				Diversified Financials	10.18%	1,286,283
INVESTMENT COMPANY - 1.86%				Energy	5.81%	734,062
§	Dreyfus Cash Management, 2.66%			Food & Staples Retailing	3.58%	452,925
	(Cost $235,289)	235,289	235,289	Food, Beverage & Tobacco	13.75%	1,737,410
				Health Care Equipment & Services	2.88%	363,880
Total Investments (Cost $12,447,920) - 101.22%			$ 12,790,666	Household & Personal Products	1.07%	134,901
Liabilities In Excess Of Other Assets - (1.22)%			(153,885)	Insurance	5.81%	733,949
				Investment Company	1.86%	235,289
Net Assets - 100.00%			$ 12,636,781	Media	6.90%	872,274
				Pharmaceuticals, Biotechnology
*	Non-income producing investment.			& Life Sciences	5.24%	661,970
µ	American Depositary Receipt.			Retailing	4.76%	601,321
Ω	Global Depositary Receipts.			Software & Services	0.53%	66,454
§	Represents 7 day effective yield at June 30, 2008.			Telecommunication Services	7.67%	968,731
				Total	101.22%	$ 12,790,666

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

				Aggregate gross unrealized appreciation		$ 2,064,415
				Aggregate gross unrealized depreciation		(1,721,669)

				Net unrealized appreciation		$ 342,746
				(Continued)

The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of June 30, 2008

Forward Currency Contracts, Open (note 2)
	Currency Units	Currency Value in $ U.S.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs
Level 3: significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008, in valuing the Fund's assets:

Currency and Settlement Date			Unrealized Gain/(Loss)

Purchased 07/01/2008
Euro	40,004	$ 62,982	$ (256)
Sold 07/01/2008
Japanese Yen	(284,357)	(2,678)	(14)
Japanese Yen	(699,956)	(6,592)	(33)
Japanese Yen	(66,588)	(627)	(3)
Japanese Yen	(266,352)	(2,508)	(13)
Total	(1,277,249)	$ 50,577	$ (319)

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands required note disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Valuation Inputs	Investments In Securities
Level 1	$12,790,666
Level 2	0
Level 3	0
Total	$12,790,666

Note 2 - Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

The Brown Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of June 30, 2008
		Shares	Market Value (Note 1)			Shares	Market Value (Note 1)

COMMON STOCKS - 97.17%				Health Care Equipment & Services - 14.19%
				*	Allscripts Healthcare Solution Inc.	17,025	$ 211,280
Automobiles & Components - 2.52%				*	Covance Inc.	2,500	215,050
*	Copart, Inc.	5,615	$ 240,434	*	HealthExtras, Inc.	5,475	165,017
				*	Intuitive Surgical, Inc.	260	70,044
Capital Goods - 10.23%					Meridian Bioscience, Inc.	2,505	67,435
	Fastenal Company	3,915	168,971		Quest Diagnostics, Inc.	2,805	135,958
	Fluor Corporation	1,010	187,941	*	St. Jude Medical, Inc.	6,555	267,968
	Joy Global Inc.	1,540	116,778	*	Waters Corporation	3,400	219,300
	MSC Industrial						1,352,052
	Direct Co., Inc. - Cl. A	3,775	166,515	Household & Personal Products - 1.68%
*	Quanta Services, Inc.	5,825	193,798	*	Chattem, Inc.	2,460	160,023
	Textron, Inc.	2,945	141,154
			975,157	Insurance - 1.16%
Commercial Services & Supplies - 1.24%					Willis Group Holdings Limited	3,540	111,050
*	Iron Mountain Incorporated	4,440	117,882
				Materials - 0.86%
Consumer Durables & Apparel - 2.38%					Allegheny Technologies, Inc.	1,385	82,103
*	Coach, Inc.	7,855	226,852
				Pharmaceuticals, Biotechnology & Life Sciences - 6.14%
Consumer Services - 2.18%				*	Affymetrix, Inc.	8,620	88,700
*	Starbucks Corporation	6,765	106,481	*	Celgene Corporation	3,210	205,023
*	The Cheesecake Factory			μ	Shire Limited PLC	2,810	138,055
	Incorporated	6,347	100,981	*	United Therapeutics Corporation	1,570	153,468
			207,462				585,246
Diversified Financials - 4.44%				Retailing - 7.00%
	T. Rowe Price Group Inc.	7,490	422,960	*	Dick's Sporting Goods, Inc.	9,450	167,643
					Nordstrom, Inc.	4,910	148,773
Energy - 14.70%					Staples, Inc.	9,025	214,344
*	Cameron International Corp.	3,050	168,818	*	Tractor Supply Company	4,700	136,488
	CONSOL Energy Inc.	2,930	329,244				667,248
	Diamond Offshore Drilling, Inc.	1,040	144,706	Semiconductors & Semiconductor Equipment - 2.37%
*	National-Oilwell Varco, Inc.	3,120	276,806	*	Diodes, Inc.	4,695	129,770
	Smith International Inc.	2,775	230,714	*	PMC-Sierra, Inc.	12,605	96,428
*	Weatherford International Ltd.	5,060	250,925				226,198
			1,401,213	Software & Services - 10.75%
Food & Staples Retailing - 2.52%				*	Akamai Technologies, Inc.	3,575	124,374
*	United Natural Foods, Inc.	5,820	113,374	*	Citrix Systems, Inc.	4,160	122,346
	Whole Foods Market, Inc.	5,335	126,386	*	Cognizant Technology
			239,760		Solutions Corporation - Cl. A	4,230	137,517
Food, Beverage & Tobacco - 1.65%				*	Electronic Arts Inc.	3,575	158,837
*	Hansen Natural Corporation	5,445	156,925		FactSet Research Systems Inc.	1,700	95,812
(Continued)				*	Macrovision Solutions Corp.	7,415	110,928
					The Western Union Company	11,095	274,268
							1,024,082

The Brown Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of June 30, 2008
		Shares	Market Value (Note 1)

COMMON STOCKS - (Continued)				Summary of Investments by Industry
					% of Net	Market
Technology Hardware & Equipment - 5.75%				Industry	Assets	Value
*	FLIR Systems, Inc.	4,580	$ 185,811	Automobiles & Components	2.52%	$ 240,434
*	NetApp, Inc.	9,265	200,680	Capital Goods	10.23%	975,157
*	Trimble Navigation Limited	4,510	161,007	Commercial Services & Supplies	1.24%	117,882
			547,498	Consumer Durables & Apparel	2.38%	226,852
Transportation - 5.41%				Consumer Services	2.18%	207,462
	Expeditors International of			Diversified Financials	4.44%	422,960
	Washington, Inc.	5,025	216,075	Energy	14.70%	1,401,213
	J.B. Hunt Transport Services, Inc.	5,265	175,219	Food & Staples Retailing	2.52%	239,760
*	Old Dominion Freight Line, Inc.	4,155	124,733	Food, Beverage & Tobacco	1.65%	156,925
			516,027	Health Care Equipment & Services	14.19%	1,352,052
				Household & Personal Products	1.68%	160,023
Total Common Stocks (Cost $8,464,114)			$ 9,260,172	Insurance	1.16%	111,050
				Investment Company	2.69%	256,577
INVESTMENT COMPANY - 2.69%				Materials	0.86%	82,103
§	Dreyfus Cash Management, 2.66%			Pharmaceuticals, Biotechnology &
	(Cost $256,577)	256,577	256,577	Life Sciences	6.14%	585,246
				Retailing	7.00%	667,248
Total Investments (Cost $8,720,691) - 99.86%			$ 9,516,749	Semiconductors &
Other Assets Less Liabilities - 0.14%			13,182	Semiconductor Equipment	2.37%	226,198
				Software & Services	10.75%	1,024,082
Net Assets - 100.00%			$ 9,529,931	Technology Hardware & Equipment	5.75%	547,498
				Transportation	5.41%	516,027
*	Non-income producing investment.			Total	99.86%	$ 9,516,749
μ	American Depositary Receipts.
§	Represents 7 day effective yield at June 30, 2008.

The following abbreviation is used in this portfolio:

PLC - Public Limited Company (British)

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$ 1,630,871
Aggregate gross unrealized depreciation			(834,813)

Net unrealized appreciation			$ 796,058

(Continued)

The Brown Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of June 30, 2008

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands required note disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs
Level 3: significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008, in valuing the Fund's assets:

	Valuation Inputs	Investments In Securities
	Level 1	$9,516,749
	Level 2	0
	Level 3	0
	Total	$9,516,749

ITEM 2. CONTROLS AND PROCEDURES

(a)

The Principal Executive Officers and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Nottingham Investment Trust II

By: (Signature and Title)
/s/ Angela D. Mincher

Angela D. Mincher

Treasurer, Assistant Secretary, and Principal Financial Officer

Date: August 20,  2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)
/s/ Douglas S. Folk

Douglas S. Folk

President and Principal Executive Officer, EARNEST Partners Fixed Income Trust

Date: August 26, 2008

By: (Signature and Title)
/s/ Keith A. Lee

Keith A. Lee

Trustee, The Nottingham Investment Trust II

Vice President and Principal Executive Officer, The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, and The Brown Capital Management Mid-Cap Fund

Date: August 25, 2008

By: (Signature and Title)
/s/ Angela D. Mincher

Angela D. Mincher

Treasurer, Assistant Secretary, and Principal Financial Officer, The Nottingham Investment Trust II

Date: August 20, 2008